Label	Element	Value
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Destinations Global Fixed Income Opportunities Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Maximize total return.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2025
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Annual expenses have been restated based on estimated current expenses as of April 30, 2024 using the Fund’s assets as of April 30, 2024. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).
Expense Example [Heading]	oef_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	83.00%
Strategy [Heading]	oef_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.
The Fund employs a “multi-manager” strategy whereby the Adviser allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser will also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and that have investment objectives and principal investment strategies consistent with those of the Fund, including open-end funds, closed-end funds and exchange traded funds (ETFs), which may be passively managed (i.e., index-tracking) or actively managed.
ETFs may also be used to transition the Fund’s portfolio or to equitize cash while awaiting an opportunity to purchase securities directly. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.
The Fund invests primarily in investment grade and non-investment grade debt, preferred stock, convertible bonds (i.e., a bond that can be converted into a predetermined amount of the issuing company’s stock), bank loans, high yield bonds, municipal bonds, and special purpose acquisition companies (SPACs). The Fund will invest in securities of various credit qualities (i.e., investment grade and non-investment grade, which are commonly referred to as “high yield” securities or “junk bonds”, debt instruments rated below investment grade or debt instrument grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative) and maturities (i.e., long-term, intermediate and short-term). The Fund will invest in debt obligations issued by sovereign, quasi-sovereign and private (non-government) emerging market issuers as well as U.S. dollar-denominated securities issued by non-U.S. domiciled companies.
It is expected that, under normal market conditions, at least 40% of the Fund’s assets will be invested in the securities of companies that are tied economically to at least three countries outside the U.S.
The Fund may invest in fixed income and debt obligations of any kind. Fixed income obligations include bonds, debt securities and fixed income and income-producing instruments of any kind issued or guaranteed by governmental or private- sector entities and other securities or instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may, from time to time, invest significantly in a specific credit quality, such as high-yield, or maturity, such as short-term.
The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund also may use derivatives transactions with the purpose or effect of creating investment leverage. The Fund may enter into currency-related transactions, including spot transactions, forward exchange contracts and futures contracts.
A Sub-adviser may sell a security for a variety of reasons, including, among other things, if it believes a corporate action or announcement will affect the issuer or that it would be advantageous to do so.
The Fund may also lend portfolio securities in an attempt to earn additional income. Any income realized through securities lending may help Fund performance.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-877-771-7979
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.destinationsfunds.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns (%) as of December 31, 2023
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
The Fund’s best and worst calendar quarters
Best Quarter: 7.62% (June 30, 2020)
Worst Quarter: -9.19% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024 was 3.22%.

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	3.22%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	7.62%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(9.19%)
Performance Table Heading	oef_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Class I and will vary for Class Z.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Fixed Income Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market- making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | High Yield (Junk Bonds) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	High Yield (Junk Bonds) Risk. The risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by a Sub-adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Foreign and Emerging Markets Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Foreign and Emerging Markets Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Preferred Securities Risk. The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Bank Loans Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Bank Loans Risk. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Senior Loans Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Senior Loans Risk. Senior loans are business loans made to borrowers that may be corporations, partnerships or other entities. Investing in senior loans involves investment risk and some borrowers default on their senior loan repayments. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. An economic downturn generally leads to a higher non- payment rate, and a senior loan may lose significant value before a default occurs. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Senior loans are subject to the risk that when sold, such sale may not settle in a timely manner, resulting in a settlement date that may be much later than the trade date. Delayed settlement interferes with the Fund’s ability to realize the proceeds of senior loan sales in a timely way.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Sovereign Obligation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Sovereign Obligation Risk. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the underlying funds may have limited recourse in the event of a default.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Special Purpose Acquisition Companies Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Special Purpose Acquisition Companies Risks. The Fund may, to the extent permitted by the 1940 Act, as amended, and its investment policies, invest in special purpose acquisition companies (“SPACs”). Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Tax Risk. The investment in equity securities of SPACs introduces complexities beyond typical equity investments and may introduce tax risks to the Fund. In particular, certain non-U.S. SPACs may be treated as “passive foreign investment companies” (“PFICs”) under the Internal Revenue Code of 1986, as amended (the “Code”), thereby causing the Fund to be subject to special tax rules. If a SPAC is classified as a PFIC, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of shares in the PFIC even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains unless the Fund makes certain elections. See “Taxes — The Funds and Their Investments — Foreign Investments” in the SAI for additional information.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Multi-Manager Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Multi-Manager Risk. The Adviser may be unable to identify and retain Sub-advisers who achieve superior investment returns relative to other similar Sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Convertible Bond Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible bonds that are rated below investment grade are subject to the risks associated with high-yield (junk bond) investments.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Hedging Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Hedging Risk. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. In addition, the use of hedging may result in certain adverse tax consequences.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Investment Company and Exchange-Traded Funds (ETFs) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Company and Exchange-Traded Funds (ETFs) Risk. When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Contingent Capital Security Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Contingent Capital Security Risk. Contingent capital securities (sometimes referred to as “CoCos”) have loss absorption mechanisms benefitting the issuer built into their terms. Upon the occurrence of a specified trigger or event, CoCos may be subject to automatic conversion into the issuer’s common stock, which likely will have declined in value and which will be subordinate to the issuer’s other classes of securities, or to an automatic write-down of the principal amount of the securities, potentially to zero, which could result in the Strategy losing a portion or all of its investment in such securities. CoCos are often rated below investment grade and are subject to the risks of high yield securities.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Municipal Securities Risk. The risk that municipal securities may be subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, healthcare, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Extension Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Prepayment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Call Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Call Risk. If, during periods of falling interest rates, an issuer calls higher-yielding debt securities held by the Strategy, the Strategy may have to reinvest in securities with lower yields or higher risk of default, which may adversely impact the Strategy’s performance.
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[1]
Dividend/Interest on Short Sales	oef_Component1OtherExpensesOverAssets	0.05%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.16%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.03%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	355
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	624
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,393
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Class Z
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[1]
Dividend/Interest on Short Sales	oef_Component1OtherExpensesOverAssets	0.05%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.01%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.88%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	543
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,220
Destinations Global Fixed Income Opportunities Fund | ICE BofA US High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.27%
Destinations Global Fixed Income Opportunities Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(0.35%)
Annual Return [Percent]	oef_AnnlRtrPct	6.65%
Annual Return [Percent]	oef_AnnlRtrPct	3.59%
Annual Return [Percent]	oef_AnnlRtrPct	5.27%
Annual Return [Percent]	oef_AnnlRtrPct	(5.07%)
Annual Return [Percent]	oef_AnnlRtrPct	9.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.25%
Performance Inception Date	oef_PerfInceptionDate	Mar. 20, 2017
Destinations Global Fixed Income Opportunities Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.40%
Destinations Global Fixed Income Opportunities Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.68%
Destinations Global Fixed Income Opportunities Fund | Class Z
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.25%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.94%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.49%	[3]
Performance Inception Date	oef_PerfInceptionDate	Jul. 16, 2018	[3]

[1]	Annual expenses have been restated based on estimated current expenses as of April 30, 2024 using the Fund’s assets as of April 30, 2024. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).
[2]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2025 and may be amended or terminated only with the consent of the Board of Trustees.
[3]	The Fund’s Class Z shares commenced operations on July 16, 2018.